Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Balance Sheets, Parent Only (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash	$ 9,746,132	$ 8,509,530
Premises and Equipment	27,639,430	27,969,260
Other	28,431,150	29,118,555
Total Assets	1,232,755,317	1,210,441,617
Liabilities
Other Borrowed Money	47,500,000	46,000,000
Other	2,718,249	2,468,356
Subordinated Debentures	24,229,000	24,229,000
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; 10,000,000 Shares Authorized, 0 and 9,360 Shares Issued and Outstanding as of December 31, 2017 and 2016		9,360,000
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,439,258 Shares Issued and Outstanding as of December 31, 2017 and 2016	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	59,230,260	51,465,521
Accumulated Other Comprehensive Loss, Net of Tax	(6,491,949)	(5,022,140)
	90,322,663	93,387,733	$ 95,456,622	$ 99,027,312
Total Liabilities and Stockholders’ Equity	1,232,755,317	1,210,441,617
Parent Company [Member]
ASSETS
Cash	910,239	2,307,008
Premises and Equipment	1,099,626	1,074,884
Investment in Subsidiary, at Equity	114,235,955	114,478,277
Other	24,458	20,990
Total Assets	116,270,278	117,881,159
Liabilities
Other Borrowed Money	1,500,000
Dividends Payable		105,300
Other	218,615	159,126
	1,718,615	264,426
Subordinated Debentures	24,229,000	24,229,000
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; 10,000,000 Shares Authorized, 0 and 9,360 Shares Issued and Outstanding as of December 31, 2017 and 2016		9,360,000
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,439,258 Shares Issued and Outstanding as of December 31, 2017 and 2016	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	59,230,260	51,465,521
Accumulated Other Comprehensive Loss, Net of Tax	(6,491,949)	(5,022,140)
	90,322,663	93,387,733
Total Liabilities and Stockholders’ Equity	$ 116,270,278	$ 117,881,159